Derivative Instruments and Hedging Activities (Details) - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	$ 624,202	$ 981,232
Future [Member] | Not Designated as Hedging Instrument [Member] | Agriculture Derivative [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	119,669	223,192
Liability Derivatives Fair Value	(95,121)	(37,817)
Net Fair Value	24,548	185,375
Future [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	60,876	94,958
Liability Derivatives Fair Value	(31,502)	(1,663)
Net Fair Value	29,374	93,295
Future [Member] | Not Designated as Hedging Instrument [Member] | Energy Related Derivative [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	218,011	15,843
Liability Derivatives Fair Value	(15,424)	(38,517)
Net Fair Value	202,587	(22,674)
Future [Member] | Not Designated as Hedging Instrument [Member] | Credit Risk Contract [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	12,875	438,814
Liability Derivatives Fair Value	(13,050)	(46,548)
Net Fair Value	(175)	392,266
Future [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	168,536	129,505
Liability Derivatives Fair Value	(2,275)	(94,051)
Net Fair Value	166,261	35,454
Future [Member] | Not Designated as Hedging Instrument [Member] | Metal Derivatives [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	44,235	78,920
Liability Derivatives Fair Value	(875)	0
Net Fair Value	43,360	78,920
Future [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	624,202	981,232
Liability Derivatives Fair Value	(158,247)	(218,596)
Net Fair Value	$ 465,955	$ 762,636